Consolidated Statement of Operations - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Revenues
Service revenue	$ 500,000
Total revenues	500,000
Operating expenses
General and administrative expense	452,923	74,183
Consulting fees, related party	280,000
Service costs	199,920
Total operating expenses	932,843	74,183
Net loss from operations	(432,843)	(74,183)
Other income (expense)
Interest income, related party	789
Note interest expense	(35,004)	(14,013)
Total other income (expense)	(34,215)	(14,013)
Provision for taxes
Net loss	$ (467,058)	$ (88,196)
Loss per common share – Basic and diluted	$ (0.07)	$ (0.01)
Weighted average number of common shares outstanding, basic and diluted	6,934,795	6,000,000